[USAA EAGLE LOGO (R)]  9800 Fredericksburg Road
                       San Antonio, Texas  78288



June 21, 2006


VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:       USAA Investment Trust             USAA Tax Exempt Fund, Inc.
          1940 Act File No. 811-4019        1940 Act File No. 811-3333
          Additional Proxy                  Additional Proxy
          Solicitation Materials            Solicitation Materials

          USAA Mutual Fund, Inc.            USAA Mutual Funds Trust
          1940 Act File No. 811-2429        1940 Act File No. 811-7852
          Additional Proxy                  Additional Proxy
          Solicitation Materials            Solicitation Materials

Dear Sir or Madam:

         Pursuant to Rule 14a-6(c) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), USAA Investment Trust and USAA Mutual Funds Trust (the Trusts) and USAA Tax Exempt Fund, Inc. and USAA Mutual Funds, Inc. (the Companies) file the enclosed solicitation materials to be used in connection with a Special Meeting of Shareholders to be held on July 19, 2006. These materials will be used in addition to the solicitation made by mail using definitive proxy materials that were filed with the SEC on May 26, 2006.

         Pursuant to Rule 14a-6(d) under the Exchange Act, the Trusts/Companies represent that they will begin using these materials immediately.

         Should you have any questions with respect to these materials, please call me at (210) 498-4628.

                                           Sincerely,


                                           /S/ JAMES L. LOVE
                                           --------------------
                                           James L. Love
                                           Executive Director Counsel

cc:  Kirkpatrick & Lockhart, Nicholson Graham LLP
Enclosures